Segment information - Summary of Information by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Third-party revenue, by origin	$ 284,312	$ 316,620	$ 381,314
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	234,176	246,205	248,207
Europe
Disclosure of geographical areas [line items]
Third-party revenue, by origin	92,480	118,135	135,975
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	40,971	48,008	40,161
Asia, Oceania, Africa
Disclosure of geographical areas [line items]
Third-party revenue, by origin	98,343	99,967	126,643
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	88,588	91,374	97,019
USA
Disclosure of geographical areas [line items]
Third-party revenue, by origin	65,089	70,291	87,085
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	55,245	57,261	59,233
Other Americas
Disclosure of geographical areas [line items]
Third-party revenue, by origin	28,400	28,227	31,611
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	49,372	49,562	51,794
UK
Disclosure of geographical areas [line items]
Third-party revenue, by origin	28,011	44,815	50,236
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	$ 15,822	$ 21,478	$ 20,772